UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment []; Amendment Number:
This Amendment (Check only one):    [] is a restatement.
                                    [] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Marvin & Palmer Associates, Inc.
Address:    1201 N. Market Street
            Suite 2300
            Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Karen T. Buckley
Title:      Senior Vice President
Phone:      (302) 573-3570

Signature, Place, and Date of Signing:
/s/ Karen T. Buckley            Wilmington, Delaware            February 7, 2003

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number    Name

     28-1190                 Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    169

Form 13F Information Table Value Total:    $1,068,016
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.  Form 13F File Number   Name

      1    28-7164                Bear Stearns Asset Management Inc.
      2    28-6134                Caterpillar Investment Management Ltd.
      3    28-1157                CIGNA Corporation
      4    28-551                 U.S. Bancorp

                           Form 13F INFORMATION TABLE
-------------------------------------------------------------------------------------------------

Column 1                       Column 2   Column 3   Column 4  Column  5  Column 6     Column 7    Column 8

----------------------------------------------------------------------------------------------------------------------------

NAME OF ISSUER                 TITLE OF    CUSIP      VALUE     SHRS OR    INVESTMEN    OTHER             VOTING AUTHORITY
                                CLASS               (x$1000)    SH/PUT/    DISCRETION  MANAGERS
                                                                PRN AMT
                                                               PRN CALL                               SOLE   SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co.                           COM      88579Y101      160      1,300     Defined          3        1,300
----------------------------------------------------------------------------------------------------------------------------
3M Co.                           COM      88579Y101   26,413    214,219     Sole                    214,219
----------------------------------------------------------------------------------------------------------------------------
3M Co.                           COM      88579Y101      210      1,700     Sole                                      1,700
----------------------------------------------------------------------------------------------------------------------------
3M Co.                           COM      88579Y101       31        250     Sole                                        250
----------------------------------------------------------------------------------------------------------------------------
Adobe Systems                    COM      00724F101      384     15,500     Sole                     15,500
----------------------------------------------------------------------------------------------------------------------------
Alcon Inc                        COM      H01301102      355      9,000     Sole                      9,000
----------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems Inc          COM      018804104       94      1,500     Sole                      1,500
----------------------------------------------------------------------------------------------------------------------------
Allstate Corporation             COM      020002101       96      2,600     Defined          3        2,600
----------------------------------------------------------------------------------------------------------------------------
Allstate Corporation             COM      020002101   15,998    432,500     Sole                    432,500
----------------------------------------------------------------------------------------------------------------------------
Allstate Corporation             COM      020002101      155      4,200     Sole                                      4,200
----------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                 COM      023135106      206     10,900     Defined          3       10,900
----------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                 COM      023135106   26,710  1,414,000     Sole                  1,414,000
----------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.                 COM      023135106      300     15,900     Sole                                     15,900
----------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                       COM      031162100       68      1,400     Defined          3        1,400
----------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                       COM      031162100    9,595    198,500     Sole                    198,500
----------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                       COM      031162100       97      2,000     Sole                                      2,000
----------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp          COM      032511107      527     11,000     Sole                     11,000
----------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Inc               COM      035229103      421      8,700     Sole                      8,700
----------------------------------------------------------------------------------------------------------------------------
Anthem Inc                       COM      03674B104      390      6,200     Sole                      6,200
----------------------------------------------------------------------------------------------------------------------------
Applied Materials                COM      038222105      279     21,400     Sole                     21,400
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp             COM      060505104      278      4,000     Defined          3        4,000
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp             COM      060505104   41,006    589,417     Sole                    589,417
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp             COM      060505104      397      5,700     Sole                                      5,700
----------------------------------------------------------------------------------------------------------------------------
Bank of America Corp             COM      060505104       42        600     Sole                                        600
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc       COM      073902108      214      3,600     Defined          3        3,600
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc       COM      073902108   36,747    618,642     Sole                    618,642
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc       COM      073902108      297      5,000     Sole                                      5,000
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.          COM      075896100      221      6,400     Defined          3        6,400
----------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.          COM      075896100   35,615  1,031,409     Sole                  1,031,409
----------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.          COM      075896100      331      9,600     Sole                                      9,600
----------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.          COM      075896100       28        800     Sole                                        800
----------------------------------------------------------------------------------------------------------------------------
Boston Scientific                COM      101137107      128      3,000     Defined          3        3,000
----------------------------------------------------------------------------------------------------------------------------
Boston Scientific                COM      101137107   16,253    382,250     Sole                    382,250
----------------------------------------------------------------------------------------------------------------------------
Boston Scientific                COM      101137107      174      4,100     Sole                                      4,100
----------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR      204412209      278      9,600     Defined          4        9,600
----------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR      204412209    1,232     55,760     Defined          4       55,760
----------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR      204412209    1,856     64,200     Sole                     64,200
----------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR      ADR      204412209    1,622     56,100     Sole                                     56,100
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                  COM      172967101      584     16,600     Sole                     16,600
----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications     COM      184502102      298      8,000     Sole                      8,000
----------------------------------------------------------------------------------------------------------------------------
Dell Computer                    COM      247025109      297     11,100     Defined          3       11,100
----------------------------------------------------------------------------------------------------------------------------
Dell Computer                    COM      247025109   39,016  1,459,100     Sole                  1,459,100
----------------------------------------------------------------------------------------------------------------------------
Dell Computer                    COM      247025109      439     16,400     Sole                                     16,400
----------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co                 COM      277461109      340      9,700     Sole                      9,700
----------------------------------------------------------------------------------------------------------------------------
Ebay Inc                         COM      278642103      400      5,900     Defined          3        5,900
----------------------------------------------------------------------------------------------------------------------------
Ebay Inc                         COM      278642103   56,140    827,774     Sole                    827,774
----------------------------------------------------------------------------------------------------------------------------
Ebay Inc                         COM      278642103      624      9,200     Sole                                      9,200
----------------------------------------------------------------------------------------------------------------------------
Ebay Inc                         COM      278642103       34        500     Sole                                        500
----------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                      COM      278865100      104      2,100     Defined          3        2,100
----------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                      COM      278865100   15,372    310,551     Sole                    310,551
----------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                      COM      278865100      134      2,700     Sole                                      2,700
----------------------------------------------------------------------------------------------------------------------------
Electronic Arts                  COM      285512109      105      2,100     Defined          3        2,100
----------------------------------------------------------------------------------------------------------------------------
Electronic Arts                  COM      285512109   16,056    322,600     Sole                    322,600
----------------------------------------------------------------------------------------------------------------------------
Electronic Arts                  COM      285512109      159      3,200     Sole                                      3,200
----------------------------------------------------------------------------------------------------------------------------
Forest Laboratories Inc.         COM      345838106      462      4,700     Sole                      4,700
----------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Grp., Inc.     COM      35138T107      111      4,300     Defined          3        4,300
----------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Grp., Inc.     COM      35138T107   15,392    593,600     Sole                    593,600
----------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Grp., Inc.     COM      35138T107      171      6,600     Sole                                      6,600
----------------------------------------------------------------------------------------------------------------------------
General Electric Company         COM      369604103      811     33,300     Sole                     33,300
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc              COM      375558103       95      2,800     Defined          3        2,800
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc              COM      375558103   14,171    416,800     Sole                    416,800
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc              COM      375558103      146      4,300     Sole                                      4,300
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc          COM      38141G104      177      2,600     Defined          3        2,600
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc          COM      38141G104   24,114    354,100     Sole                    354,100
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc          COM      38141G104      259      3,800     Sole                                      3,800
----------------------------------------------------------------------------------------------------------------------------
Harley Davidson                  COM      412822108      328      7,100     Sole                      7,100
----------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                  COM      428236103      377     21,700     Sole                     21,700
----------------------------------------------------------------------------------------------------------------------------
IMC Global Inc                   COM      449669100       19      1,800     Sole                      1,800
----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR       ADR      456788108      862     12,400     Defined          4       12,400
----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR       ADR      456788108    5,988     86,100     Sole                     86,100
----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies - ADR       ADR      456788108    5,467     78,600     Sole                                     78,600
----------------------------------------------------------------------------------------------------------------------------
Intel Corp                       COM      458140100      601     38,600     Sole                     38,600
----------------------------------------------------------------------------------------------------------------------------
International Business Machines  COM      459200101      512      6,600     Sole                      6,600
----------------------------------------------------------------------------------------------------------------------------
Intuit                           COM      461202103      117      2,500     Defined          3        2,500
----------------------------------------------------------------------------------------------------------------------------
Intuit                           COM      461202103   14,951    318,650     Sole                    318,650
----------------------------------------------------------------------------------------------------------------------------
Intuit                           COM      461202103      164      3,500     Sole                                      3,500
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM      478160104       75      1,400     Defined          3        1,400
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM      478160104   21,468    399,700     Sole                    399,700
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM      478160104      172      3,200     Sole                                      3,200
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                COM      478160104       24        450     Sole                                        450
----------------------------------------------------------------------------------------------------------------------------
Kohls Corp                       COM      500255104      504      9,000     Sole                      9,000
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                   COM      524901105      141      2,900     Defined          3        2,900
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                   COM      524901105   22,543    464,424     Sole                    464,424
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                   COM      524901105      214      4,400     Sole                                      4,400
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                   COM      524901105       29        600     Sole                                        600
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc     COM      524908100      203      3,800     Defined          3        3,800
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc     COM      524908100   36,229    679,850     Sole                    679,850
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc     COM      524908100      320      6,000     Sole                                      6,000
----------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A             COM      529771107      260      4,300     Defined          3        4,300
----------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A             COM      529771107   34,268    566,414     Sole                    566,414
----------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A             COM      529771107      369      6,100     Sole                                      6,100
----------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company           COM      543213102      855    118,200     Sole                    118,200
----------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                 COM      548661107      113      3,000     Defined          3        3,000
----------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                 COM      548661107   20,552    548,041     Sole                    548,041
----------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                 COM      548661107      180      4,800     Sole                                      4,800
----------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                 COM      548661107       36        950     Sole                                        950
----------------------------------------------------------------------------------------------------------------------------
Medtronic                        COM      585055106      287      6,300     Defined          3        6,300
----------------------------------------------------------------------------------------------------------------------------
Medtronic                        COM      585055106   44,064    966,312     Sole                    966,312
----------------------------------------------------------------------------------------------------------------------------
Medtronic                        COM      585055106      401      8,800     Sole                                      8,800
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Medtronic                        COM      585055106       27        600     Sole                                        600
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage Inc                   COM      552953101      448     13,600     Sole                     13,600
----------------------------------------------------------------------------------------------------------------------------
Michaels Stores Inc              COM      594087108      419     13,400     Sole                     13,400
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc         COM      595017104      180      7,350     Defined          3        7,350
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc         COM      595017104   18,601    760,768     Sole                    760,768
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc         COM      595017104      172      7,050     Sole                                      7,050
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc         COM      595017104       31      1,250     Sole                                      1,250
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                   COM      594918104      388      7,500     Defined          3        7,500
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                   COM      594918104   52,672  1,018,800     Sole                  1,018,800
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                   COM      594918104      553     10,700     Sole                                     10,700
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                   COM      594918104       26        500     Sole                                        500
----------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR           ADR      607409109      847     22,800     Defined          4       22,800
----------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR           ADR      607409109    7,060    190,100     Sole                    190,100
----------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR           ADR      607409109    4,914    132,300     Sole                                    132,300
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   COM      617446448      112      2,800     Defined          3        2,800
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   COM      617446448   13,796    345,600     Sole                    345,600
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   COM      617446448      156      3,900     Sole                                      3,900
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A      COM      65332V103       83      7,200     Defined          3        7,200
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A      COM      65332V103   12,071  1,045,100     Sole                  1,045,100
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A      COM      65332V103      128     11,100     Sole                                     11,100
----------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy Inc         COM      703481101      540     17,900     Sole                     17,900
----------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                       COM      717081103      871     28,500     Sole                     28,500
----------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                        ADR      693483109      747     30,200     Defined          1       30,200
----------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                        ADR      693483109      124      5,000     Defined          2        5,000
----------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                        ADR      693483109       17        700     Defined          3          700
----------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                        ADR      693483109   13,130    530,937     Sole                    530,937
----------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                        ADR      693483109    5,263    212,800     Sole                                    212,800
----------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.             COM      742718109      524      6,100     Sole                      6,100
----------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                     COM      747525103      215      5,900     Defined          3        5,900
----------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                     COM      747525103   34,927    959,800     Sole                    959,800
----------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                     COM      747525103      324      8,900     Sole                                      8,900
----------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                     COM      747525103       25        700     Sole                                        700
----------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp                    COM      803111103       59      2,600     Defined          3        2,600
----------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp                    COM      803111103    8,558    380,200     Sole                    380,200
----------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp                    COM      803111103       90      4,000     Sole                                      4,000
----------------------------------------------------------------------------------------------------------------------------
Seagate Technology               COM      G7945J104      223     20,800     Sole                     20,800
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Stryker Corporation              COM      863667101      268      4,000     Defined          3        4,000
----------------------------------------------------------------------------------------------------------------------------
Stryker Corporation              COM      863667101   36,741    547,400     Sole                    547,400
----------------------------------------------------------------------------------------------------------------------------
Stryker Corporation              COM      863667101      396      5,900     Sole                                      5,900
----------------------------------------------------------------------------------------------------------------------------
Sysco Corp                       COM      871829107      101      3,400     Defined          3        3,400
----------------------------------------------------------------------------------------------------------------------------
Sysco Corp                       COM      871829107   14,958    502,100     Sole                    502,100
----------------------------------------------------------------------------------------------------------------------------
Sysco Corp                       COM      871829107      158      5,300     Sole                                      5,300
----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR          ADR      879403780      438     13,700     Defined          4       13,700
----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR          ADR      879403780    3,195     99,900     Sole                     99,900
----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR          ADR      879403780    2,418     75,600     Sole                                     75,600
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR     ADR      881624209      849     22,000     Defined          1       22,000
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR     ADR      881624209      278      7,200     Defined          2        7,200
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR     ADR      881624209    1,614     41,800     Defined          4       41,800
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR     ADR      881624209   45,587  1,180,700     Sole                  1,180,700
----------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR     ADR      881624209   27,359    708,600     Sole                                    708,600
----------------------------------------------------------------------------------------------------------------------------
United Parcel B                  COM      911312106      126      2,000     Defined          3        2,000
----------------------------------------------------------------------------------------------------------------------------
United Parcel B                  COM      911312106   13,310    211,000     Sole                    211,000
----------------------------------------------------------------------------------------------------------------------------
United Parcel B                  COM      911312106      145      2,300     Sole                                      2,300
----------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group               COM      91324P102      251      3,000     Sole                      3,000
----------------------------------------------------------------------------------------------------------------------------
Viacom Inc. Class B              COM      925524308      167      4,100     Defined          3        4,100
----------------------------------------------------------------------------------------------------------------------------
Viacom Inc. Class B              COM      925524308   25,053    614,650     Sole                    614,650
----------------------------------------------------------------------------------------------------------------------------
Viacom Inc. Class B              COM      925524308      261      6,400     Sole                                      6,400
----------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR        ADR      68370R109    2,068     64,600     Defined          4       64,600
----------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR        ADR      68370R109   28,354    885,800     Sole                    885,800
----------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR        ADR      68370R100   11,908    372,000     Sole                                     372,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation             COM      929903102       91      2,500     Defined          3        2,500
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation             COM      929903102   11,351    311,500     Sole                    311,500
----------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation             COM      929903102      135      3,700     Sole                                      3,700
----------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc              COM      931142103      192      3,800     Defined          3        3,800
----------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc              COM      931142103   35,232    697,535     Sole                    697,535
----------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc              COM      931142103      303      6,000     Sole                                      6,000
----------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc              COM      931142103       20        400     Sole                                        400
----------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                      COM      984332106       62      3,800     Defined          3        3,800
----------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                      COM      984332106    8,301    507,700     Sole                    507,700
----------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                      COM      984332106       93      5,700     Sole                                      5,700
----------------------------------------------------------------------------------------------------------------------------